Property and Equipment (Tables)	12 Months Ended
Mar. 31, 2018
Property, Plant and Equipment [Abstract]
Property and Equipment

	March 31, 2018	March 31, 2017
	(Amounts in millions)
Distribution equipment(1)	$30.4	$25.8
Building(2)	50.4	50.4
Leasehold improvements	29.7	22.5
Property and equipment	21.1	17.9
Computer equipment and software	117.2	88.4
	248.8	205.0
Less accumulated depreciation and amortization	(88.3)	(40.7)
	160.5	164.3
Land	1.2	1.2
	$161.7	$165.5

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(1)
This category includes the cost of satellite transponders accounted for as capital leases, which was $16.8 million as of March 31, 2018, and accumulated depreciation for these transponders was $7.1 million (2017 - cost of $17.9 million, accumulated depreciation of $1.7 million).

(2)
Represents the cost of Starz's building in Englewood, Colorado which is accounted for as a capital lease. Accumulated depreciation for the building totaled $2.6 million at March 31, 2018 (2017 - $0.6 million).